UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2009
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Cambridge Investment, Ltd.
Address:          5237 HHR Ranch Road, Suite A
                  Wilson, Wyoming  83014


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:
/s/ John R. Tozzi              Wilson, Wyoming             November 12, 2009
-----------------              ---------------             -----------------
  [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.       Cambridge Investment Partners, LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                  1
                                                 ---------

Form 13F Information Table Entry Total:              11
                                                 ----------

Form 13F Information Table Value Total:            $123,121
                                                  (thousands)




List of Other Included Managers:

1.       Cambridge Investment Partners, LLC

COLUMN 1                        COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5    COLUMN 6     COLUMN 7    COLUMN 8
                                                        MARKET
                                TITLE OF                VALUE     SHRS OR   SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP       (*1000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
BAKER HUGHES INC               COM          057224107    10,827   253,800   SH            Defined      1         253,800
CAMERON INTERNATIONAL CORP     COM          13342B105    11,308   299,002   SH            Defined      1         299,002
DIAMOND OFFSHORE DRILLING INC  COM          25271C102     5,957    62,359   SH            Defined      1          62,359
ENSCO INTL IN                  COM          26874Q100     6,581   154,711   SH            Defined      1         154,711
HALLIBURTON CO                 COM          406216101    14,857   547,809   SH            Defined      1         547,809
NATIONAL OILWELL VARCO INC     COM          637071101    10,351   240,000   SH            Defined      1         240,000
SCHLUMBERGER LTD               COM          806857108    12,971   217,631   SH            Defined      1         217,631
SELECT SECTOR SPDR TR          SBI
                               INT-ENERGY   81369Y506    14,558   270,000   SH            Defined      1         270,000
WEATHERFORD INTERNATIONAL LT   REG          H27013103     1,451    70,000   SH            Defined      1          70,000
NOBLE CORPORATION BAAR         NAMEN -AKT   H5833N103    18,796   495,156   SH            Defined      1         495,156
TRANSOCEAN LTD                 REG SHS      H8817H100    15,464   180,800   SH            Defined      1         180,800

                                                         123,121